Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies
Breakdown of revenues between fixed and variable revenues

The breakdown of revenues between fixed and variable revenues, in thousands, for the three and six months ended June 30, 2019 and 2018 is as follows:

	Successor		Successor		Predecessor		Predecessor
	Three Months Ended		Six Months Ended		Three Months Ended		Six Months Ended
	June 30, 2019		June 30, 2019		June 30, 2018		June 30, 2018
	(in thousands)				(in thousands)
	Variable	Fixed	Variable	Fixed	Variable	Fixed	Variable	Fixed
Revenues
Transaction fees	$79,577	$24,375	$158,492	$48,100	$69,557	$21,473	$139,194	$41,975
Subscription Fees including Refinitiv market data fees	435	47,516	890	95,122	425	49,303	900	97,391
Commissions	26,635	9,778	50,945	19,665	17,346	10,207	35,126	20,310
Other	302	1,867	605	3,458	14	2,690	26	5,596
Gross revenue	$106,949	$83,536	$210,932	$166,345	$87,342	$83,673	$175,246	$165,272